Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2026-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Compensation Recovery Policy

In November 2023, the Board adopted a compensation recovery policy providing for the adjustment or recovery of incentive compensation in certain circumstances that is intended to comply with SEC rules and Nasdaq listing standards. Under the policy, if the Company is required to prepare an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in a current period or left uncorrected in said current period, the Compensation Committee shall cause the Company to recoup from each executive officer, including NEOs, as promptly as reasonably possible, any erroneously awarded incentive-based compensation as defined in the policy. Recovery is required regardless of fault, however, is limited to the three fiscal years preceding the date the Company is required to prepare the restatement. The policy does not limit any other rights or remedies the Company, the Board or the Compensation Committee may have. These remedies would be in addition to, and not in lieu of, any penalties imposed by law enforcement agencies, regulators or other authorities. Any incentive-based awards or payments or other compensation paid to current and former executive officers under employment agreements or any other agreement or arrangement with the Company which is subject to recovery under any law, government regulation, or stock exchange listing requirement, will be subject to the deductions and clawbacks required by the compensation recovery policy. A copy of our compensation recovery policy is filed as Exhibit 97.1 to our Annual Report on Form 10-K.